SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM 12b-25


                          NOTIFICATION OF LATE FILING



                                        Commission File Number 000-32065


(Check One)

   [   ] Form 10-K and Form 10KSB    [   ] Form 11-K

   [   ] Form 20-F    [ X ] Form 10-Q and Form 10-QSB    [   ] Form N-SAR

      For Period Ended:  11-30-2001

   [   ] Transition Report on Form 10-K and Form 10-KSB

   [   ] Transition Report on Form 20-F

   [   ] Transition Report on Form 11-K

   [   ] Transition Report on Form 10Q and Form 10-QSB

   [   ] Transition Report on Form N-SAR

      For Period Ended:
                         __________________________________________________

      Read Attached Instruction Sheet Before Preparing Form.
      Please Print or Type.

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

      If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates.____________________

___________________________________________________________________________



                                    PART I
                           REGISTRATION INFORMATION


      Full name of registrant:       ConSyGen, Inc.

      Former name if applicable:     N/A

      Address of principal
      executive office
      (Street and number):           125 South 52nd Street

      City, state and zip code:      Tempe, Arizona 85281







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                                    PART II
                            RULE 12b-25(b) AND (c)

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12B-25(b), the following should be completed. (Check box if appropriate.)

[   ] (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ X ] (b)   The subject annual report, semi-annual report, transition
            report on Form 10-K, 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[   ] (c)   The accountant's statement or other exhibit required by
            Rule 12b-25(c) has been attached if applicable.



                                   PART III
                                   NARRATIVE

      State below in reasonable detail the reasons why Form 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

      Registrant is in the process of completing its financial statements to be included in the Form 10-QSB for the period ended November 30, 2001



                                    PART IV
                               OTHER INFORMATION

      (1) Name and telephone number of person to contact in regard to this notification.

            Eric J. Strasser (Consultant to the Board of Directors)
            -------------------------------------------------------
            (Name)

            (480)        829-8100
            -------------------------------------------------------
            (Area Code)  (Telephone Number)

      (2) Have all other periodic reports required under Section 13 or 15(d) or the Securities Exchange Act of 1934 or Section 30 of the
Investment Company Act of 1940 during the preceding 12 months or for such period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                           [ X ] Yes    [   ] No

      (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                           [   ] Yes    [ X ] No

      If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



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




                                ConSyGen, Inc.
                 --------------------------------------------
                 (Name of Registrant as Specified in Charter)




      Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.




Date: January 14, 2002         By:   /s/ Eric J. Strasser
                                     --------------------
                                     Eric J. Strasser
                                     (Consultant to the
                                     Board of Directors)


















































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